PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 93,473	$ 29,420
Less: accumulated depreciation and amortization	17,395	8,003
Total	76,078	21,417
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	11,472	0
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	36,257	3,240
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	14,226	7,097
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	5,416	4,367
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	2,560	312
Technology development
Property, Plant and Equipment [Line Items]
Total property and equipment	15,824	12,879
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,718	$ 1,525